Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents are comprised of the following:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Cash at bank and in hand	29,367	41,800
Short-term deposits	6,116	3,257
Total Cash and cash equivalents	35,483	45,057